FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ------------------------------------------------
         (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 2/29/08
                          -------



Item 1. Schedule of Investments.


Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 29, 2008

--------------------------------------------------------------------------------

CONTENTS

Franklin High Income Fund ................................................     3
Notes to Statement of Investments ........................................    10

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin High Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.0%
  b SENIOR FLOATING RATE INTERESTS 0.9%
    CONSUMER SERVICES 0.3%
  c OSI Restaurant Partners LLC (Outback),
       Pre-Funded Revolving Credit, 4.878%, 6/14/13 .........................   United States   $        735,294     $      601,890
       Term Loan B, 5.438%, 6/14/14 .........................................   United States          9,264,706          7,583,820
                                                                                                                     ---------------
                                                                                                                          8,185,710
                                                                                                                     ---------------
    UTILITIES 0.6%
  c Dynegy Holdings Inc.,
       Term L/C Facility, 4.761%, 4/02/13 ...................................   United States         13,861,350         12,509,868
       Term Loan B, 4.683%, 4/02/13 .........................................   United States          1,138,650          1,027,632
                                                                                                                     ---------------
                                                                                                                         13,537,500
                                                                                                                     ---------------
    TOTAL SENIOR FLOATING RATE INTERESTS (COST $21,150,000) .................                                            21,723,210
                                                                                                                     ---------------
    CORPORATE BONDS 93.0%
    AUTOMOBILES & COMPONENTS 3.9%
  d Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ..........   United States          6,900,000          5,934,000
    Ford Motor Credit Co. LLC, senior note,
       5.80%, 1/12/09 .......................................................   United States         40,000,000         38,672,120
       9.875%, 8/10/11 ......................................................   United States         20,000,000         18,526,460
    General Motors Corp., senior deb.,
       7.70%, 4/15/16 .......................................................   United States          5,000,000          3,987,500
       8.25%, 7/15/23 .......................................................   United States          5,000,000          3,806,250
  d TRW Automotive Inc., senior note, 144A,
       7.00%, 3/15/14 .......................................................   United States          8,800,000          8,162,000
       7.25%, 3/15/17 .......................................................   United States         20,000,000         18,300,000
                                                                                                                     ---------------
                                                                                                                         97,388,330
                                                                                                                     ---------------
    CAPITAL GOODS 4.6%
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ..............   United States         14,250,000         11,685,000
    Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ........   United States         10,000,000          9,300,000
    L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .............   United States         15,000,000         14,887,500
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ...........................   United States         27,000,000         21,060,000
    RBS Global & Rexnord Corp.,
       senior note, 9.50%, 8/01/14 ..........................................   United States         18,000,000         16,290,000
       senior sub. note, 11.75%, 8/01/16 ....................................   United States          9,100,000          7,780,500
    RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 .................   United States         23,300,000         19,164,250
    United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13 ....   United States         15,150,000         12,347,250
                                                                                                                     ---------------
                                                                                                                        112,514,500
                                                                                                                     ---------------
    COMMERCIAL SERVICES & SUPPLIES 3.1%
    Allied Waste North America Inc.,
       senior note, 7.875%, 4/15/13 .........................................   United States         21,600,000         22,167,000
       senior secured note, 6.875%, 6/01/17 .................................   United States          4,000,000          3,890,000
    ARAMARK Corp., senior note,
       8.50%, 2/01/15 .......................................................   United States         29,000,000         28,710,000
     b FRN, 6.739%, 2/01/15 .................................................   United States          4,050,000          3,564,000
e,f Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ...........   United States          9,053,899                 --


                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
    JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 .......   United States   $     20,000,000     $   19,200,000
e,f Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .................   United States         10,000,000             50,000
                                                                                                                     ---------------
                                                                                                                         77,581,000
                                                                                                                     ---------------
    CONSUMER DURABLES & APPAREL 2.8%
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 ..........................   United States         26,000,000         22,912,500
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ....................   United States         20,000,000         19,400,000
    KB Home, senior note,
       6.25%, 6/15/15 .......................................................   United States         20,000,000         18,025,000
       7.25%, 6/15/18 .......................................................   United States         10,000,000          9,325,000
                                                                                                                     ---------------
                                                                                                                         69,662,500
                                                                                                                     ---------------
    CONSUMER SERVICES 6.2%
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................   United States         10,000,000          8,300,000
  d Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ..........................   United States         15,300,000         11,092,500
    MGM MIRAGE, senior note,
       6.625%, 7/15/15 ......................................................   United States         33,000,000         29,658,750
       6.875%, 4/01/16 ......................................................   United States         10,000,000          9,050,000
  d Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 .............   United States         10,000,000          6,150,000
    Pinnacle Entertainment Inc., senior sub. note,
       8.25%, 3/15/12 .......................................................   United States          5,000,000          4,775,000
       8.75%, 10/01/13 ......................................................   United States         14,100,000         13,747,500
    Royal Caribbean Cruises Ltd.,
       senior deb., 7.25%, 3/15/18 ..........................................   United States         17,000,000         15,690,711
       senior note, 8.00%, 5/15/10 ..........................................   United States          4,200,000          4,435,460
       senior note, 6.875%, 12/01/13 ........................................   United States         13,800,000         13,228,887
    Station Casinos Inc.,
       senior note, 6.00%, 4/01/12 ..........................................   United States          9,300,000          7,905,000
       senior sub. note, 6.50%, 2/01/14 .....................................   United States          7,000,000          4,707,500
       senior sub. note, 6.875%, 3/01/16 ....................................   United States         15,000,000          9,525,000
    Universal City Development, senior note, 11.75%, 4/01/10 ................   United States         15,000,000         15,506,250
                                                                                                                     ---------------
                                                                                                                        153,772,558
                                                                                                                     ---------------
    DIVERSIFIED FINANCIALS 5.0%
    CIT Group Inc., senior note, 7.625%, 11/30/12 ...........................   United States         11,650,000         11,742,862
    Citigroup Inc., pfd., junior sub. bond, 8.30%, 12/21/77 .................   United States         15,000,000         15,271,260
    GMAC LLC, 6.875%, 9/15/11 ...............................................   United States         60,000,000         48,991,680
    Lehman Brothers Holdings Inc., senior note,
       6.20%, 9/26/14 .......................................................   United States         17,000,000         17,187,765
       7.00%, 9/27/27 .......................................................   United States          8,000,000          8,075,192
    Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 ...................   United States         20,000,000         20,498,740
                                                                                                                     ---------------
                                                                                                                        121,767,499
                                                                                                                     ---------------
    ENERGY 8.7%
    Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 ...............   United States         20,000,000         19,800,000
    Chesapeake Energy Corp., senior note,
       6.625%, 1/15/16 ......................................................   United States         10,000,000          9,787,500
       6.25%, 1/15/18 .......................................................   United States         27,600,000         26,496,000
       6.875%, 11/15/20 .....................................................   United States          5,000,000          4,837,500


4 | Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    ENERGY (CONTINUED)
    El Paso Corp., senior note, 6.875%, 6/15/14 .............................   United States   $     25,000,000     $   25,688,925
    Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................   United States         27,000,000         26,122,500
    Peabody Energy Corp., senior note,
       7.375%, 11/01/16 .....................................................   United States          6,900,000          7,176,000
       B, 6.875%, 3/15/13 ...................................................   United States         15,900,000         16,277,625
  d Petroplus Finance Ltd., senior note, 144A,
       6.75%, 5/01/14 .......................................................    Switzerland          20,000,000         18,450,000
       7.00%, 5/01/17 .......................................................    Switzerland           6,400,000          5,776,000
    Pride International Inc., senior note, 7.35%, 7/15/14 ...................   United States         10,000,000         10,450,000
    Tesoro Corp., senior note, 6.50%, 6/01/17 ...............................   United States         15,000,000         14,025,000
    The Williams Cos. Inc.,
       8.75%, 3/15/32 .......................................................   United States         13,000,000         15,372,500
       senior note, 7.875%, 9/01/21 .........................................   United States         13,100,000         14,344,500
                                                                                                                     ---------------
                                                                                                                        214,604,050
                                                                                                                     ---------------
    FOOD, BEVERAGE & TOBACCO 2.9%
    Dean Foods Inc., senior note, 7.00%, 6/01/16 ............................   United States         13,750,000         12,100,000
    Dole Foods Co., senior note, 7.25%, 6/15/10 .............................   United States          1,325,000          1,093,125
    Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ............   United States         30,000,000         31,919,520
    Smithfield Foods Inc., senior note,
       7.00%, 8/01/11 .......................................................   United States         18,900,000         18,522,000
       7.75%, 5/15/13 .......................................................   United States          7,500,000          7,406,250
                                                                                                                     ---------------
                                                                                                                         71,040,895
                                                                                                                     ---------------
    HEALTH CARE EQUIPMENT & SERVICES 6.9%
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...........................   United States         30,000,000         29,850,000
    FMC Finance III SA, senior note, 6.875%, 7/15/17 ........................      Germany            14,700,000         14,810,250
    HCA Inc.,
       senior note, 6.50%, 2/15/16 ..........................................   United States          6,300,000          5,355,000
       senior secured note, 9.125%, 11/15/14 ................................   United States         32,000,000         32,720,000
    Tenet Healthcare Corp., senior note,
       7.375%, 2/01/13 ......................................................   United States         10,000,000          8,725,000
       9.875%, 7/01/14 ......................................................   United States         20,000,000         18,775,000
b,g U.S. Oncology Holdings Inc., senior note, FRN, PIK, 10.759%,
       3/15/12 ..............................................................   United States         25,000,000         19,375,000
    United Surgical Partners International Inc., senior sub. note,
       8.875%, 5/01/17 ......................................................   United States          8,500,000          8,032,500
     g PIK, 9.25%, 5/01/17 ..................................................   United States          9,000,000          8,325,000
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14 .............................................................   United States         25,000,000         24,000,000
                                                                                                                     ---------------
                                                                                                                        169,967,750
                                                                                                                     ---------------
    MATERIALS 10.0%
    Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 .................   United States         10,000,000         10,200,000
    Crown Americas Inc., senior note, 7.75%, 11/15/15 .......................   United States         28,000,000         28,770,000
    Freeport-McMoRan Copper & Gold Inc., senior note,
       8.25%, 4/01/15 .......................................................   United States          6,700,000          7,060,125
       8.375%, 4/01/17 ......................................................   United States         17,400,000         18,487,500
    Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ..........   United States         25,000,000         26,000,000


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    MATERIALS (CONTINUED)
  d Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 .........................   United Kingdom      $ 28,000,000      $  21,140,000
    Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..................    United States         5,000,000          5,432,135
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ......................       Ireland           20,000,000         18,100,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ..........................    United States        30,000,000         30,750,000
    NewPage Corp., senior secured note,
     d 144A, 10.00%, 5/01/12 ...............................................    United States         5,000,000          5,037,500
       10.00%, 5/01/12 .....................................................    United States        20,000,000         20,150,000
    Novelis Inc., senior note, 7.25%, 2/15/15 ..............................       Canada            30,000,000         27,150,000
    Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ......    United States         5,000,000          5,025,000
    Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .......................    United States        22,000,000         22,330,000
                                                                                                                     --------------
                                                                                                                       245,632,260
                                                                                                                     --------------
    MEDIA 11.8%
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..............    United States        11,100,000         10,739,250
e,f Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 ......       Germany           38,000,000              3,800
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...................       Canada            29,000,000         27,405,000
    CCH I Holdings LLC, senior note, 13.50%, 1/15/14 .......................    United States        15,500,000         10,152,500
    CCH II LLC, senior note, 10.25%, 9/15/10 ...............................    United States        33,800,000         31,096,000
    CSC Holdings Inc.,
       senior deb., 7.625%, 7/15/18 ........................................    United States         8,000,000          7,360,000
       senior note, 6.75%, 4/15/12 .........................................    United States         7,750,000          7,517,500
    Dex Media Inc.,
       B, 8.00%, 11/15/13 ..................................................    United States         7,500,000          5,362,500
       senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
          11/15/13 .........................................................    United States        12,600,000          9,135,000
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .....................    United States        10,000,000         10,350,000
    Dish Network Corp., senior note,
       6.375%, 10/01/11 ....................................................    United States        10,000,000          9,875,000
       7.125%, 2/01/16 .....................................................    United States         7,300,000          7,208,750
    Idearc Inc., senior note, 8.00%, 11/15/16 ..............................    United States        28,000,000         16,660,000
    Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ...................    United States        27,800,000         25,715,000
    Liberty Media Corp., senior note, 5.70%, 5/15/13 .......................    United States        22,000,000         19,782,026
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 .................    United States        15,000,000         13,650,000
    Quebecor Media Inc.,
     d 144A, 7.75%, 3/15/16 ................................................       Canada             2,500,000          2,306,250
       senior note, 7.75%, 3/15/16 .........................................       Canada            25,000,000         23,062,500
    R.H. Donnelley Corp., senior note,
       8.875%, 1/15/16 .....................................................    United States        20,000,000         12,000,000
     d 144A, 8.875%, 10/15/17 ..............................................    United States         2,500,000          1,475,000
    Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ...................    United States        10,000,000          7,975,000
  d Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
      9/01/14 ..............................................................    United States        10,000,000         10,700,000
d,g Univision Communications Inc., senior note, 144A, PIK, 9.75%,
      3/15/15 ..............................................................    United States        29,000,000         20,155,000
                                                                                                                     --------------
                                                                                                                       289,686,076
                                                                                                                     --------------


6 | Quarterly Statement of Investments

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    REAL ESTATE 1.5%
    Host Marriott LP, senior note,
          K, 7.125%, 11/01/13 ..............................................    United States      $ 20,000,000      $  19,800,000
          M, 7.00%, 8/15/12 ................................................    United States         7,100,000          6,958,000
          Q, 6.75%, 6/01/16 ................................................    United States         9,500,000          9,048,750
                                                                                                                     --------------
                                                                                                                        35,806,750
                                                                                                                     --------------
    RETAILING 2.1%
  d Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 ..............    United States        28,000,000         26,880,000
    Michaels Stores Inc., senior note, 10.00%, 11/01/14 ....................    United States        28,000,000         24,605,000
                                                                                                                     --------------
                                                                                                                        51,485,000
                                                                                                                     --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.8%
    Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ............    United States        25,000,000         20,500,000
                                                                                                                     --------------
    SOFTWARE & SERVICES 3.4%
  d First Data Corp., senior note, 144A, 9.875%, 9/24/15 ...................    United States        23,200,000         20,155,000
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ...................    United States        26,100,000         27,470,250
e,f PSINet Inc., senior note, 11.00%, 8/01/09 ..............................    United States        18,750,000              1,875
    SunGard Data Systems Inc.,
        senior note, 9.125%, 8/15/13 .......................................    United States        11,100,000         11,238,750
        senior sub. note, 10.25%, 8/15/15 ..................................    United States        24,175,000         24,175,000
                                                                                                                     --------------
                                                                                                                        83,040,875
                                                                                                                     --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 1.6%
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .......      Singapore          10,000,000          9,625,000
    Sanmina-SCI Corp.,
    b,d senior note, 144A, FRN, 7.741%, 6/15/14 ............................    United States         6,200,000          5,735,000
        senior sub. note, 6.75%, 3/01/13 ...................................    United States        14,600,000         12,775,000
        senior sub. note, 8.125%, 3/01/16 ..................................    United States        13,700,000         12,261,500
                                                                                                                     --------------
                                                                                                                        40,396,500
                                                                                                                     --------------
    TELECOMMUNICATION SERVICES 9.4%
  d American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ...............    United States        10,000,000         10,025,000
  d Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 .................       Jamaica           29,000,000         25,447,500
    Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
       10.375% thereafter, 11/15/12 ........................................   United Kingdom        30,000,000         29,175,000
  h Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
       9.25% thereafter, 2/01/15 ...........................................       Bermuda            5,000,000          4,212,500
  h Intelsat Subsidiary Holding Co. Ltd., senior note,
        8.25%, 1/15/13 .....................................................       Bermuda           12,200,000         12,261,000
        8.625%, 1/15/15 ....................................................       Bermuda           17,500,000         17,587,500
  f Iridium LLC, senior note, D, 10.875%, 7/15/05 ..........................       Bermuda           17,000,000            297,500
    MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ...................    United States        25,000,000         22,125,000
    Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ......     Luxembourg          11,700,000         12,548,250
    Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ............    United States        10,000,000          7,755,420
    Qwest Communications International Inc., senior note,
        7.50%, 2/15/14 .....................................................    United States        20,000,000         19,550,000
        B, 7.50%, 2/15/14 ..................................................    United States        20,000,000         19,550,000


                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
         FRANKLIN HIGH INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT a        VALUE
------------------------------------------------------------------------------------------------------------------------------------
         LONG TERM INVESTMENTS (CONTINUED)
         CORPORATE BONDS (CONTINUED)
         TELECOMMUNICATION SERVICES (CONTINUED)
     e,f RSL Communications PLC, senior note,
              10.125%, 3/01/08 .............................................   United Kingdom      $ 44,500,000      $      712,000
              12.00%, 11/01/08 .............................................   United Kingdom         6,250,000             125,000
         Virgin Media Finance PLC, senior note, 8.75%, 4/15/14 .............   United Kingdom         8,900,000           7,654,000
       d Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ..        Italy            28,000,000          28,490,000
         Windstream Corp., senior note, 8.625%, 8/01/16 ....................    United States        15,000,000          15,337,500
                                                                                                                     ---------------
                                                                                                                        232,853,170
                                                                                                                     ---------------
         UTILITIES 8.3%
         AES Corp., senior note, 8.00%, 10/15/17 ...........................    United States        15,000,000          15,375,000
         Aquila Inc., senior note, 14.875%, 7/01/12 ........................    United States        23,000,000          28,405,000
         Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ................    United States        15,000,000          14,737,500
         Edison Mission Energy, senior note, 7.00%, 5/15/17 ................    United States        28,000,000          27,650,000
         ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ....    United States         5,406,000           5,548,373
       d Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ............     Netherlands         15,000,000          15,750,000
         Mirant North America LLC, senior note, 7.375%, 12/31/13 ...........    United States        21,700,000          21,889,875
         NRG Energy Inc., senior note,
              7.25%, 2/01/14 ...............................................    United States         8,500,000           8,319,375
              7.375%, 2/01/16 ..............................................    United States        20,000,000          19,325,000
              7.375%, 1/15/17 ..............................................    United States        10,000,000           9,650,000
       d Texas Competitive Electric Holdings Co. LLC, senior note,
              144A, 10.25%, 11/01/15 .......................................    United States        34,000,000          33,320,000
              B, 144A, 10.25%, 11/01/15 ....................................    United States         4,500,000           4,410,000
                                                                                                                     ---------------
                                                                                                                        204,380,123
                                                                                                                     ---------------
         TOTAL CORPORATE BONDS (COST $2,531,625,380) .......................                                          2,292,079,836
                                                                                                                     ---------------

                                                                                                   ------------
                                                                                                      SHARES
                                                                                                   ------------
         COMMON STOCKS 0.0% i
         AUTOMOBILES & COMPONENTS 0.0% i

   e,j,k Cambridge Industries Liquidating Trust Interest ...................    United States         4,853,892              36,404
     k,l Harvard Industries Inc. ...........................................    United States           793,966               7,940
                                                                                                                     ---------------
                                                                                                                             44,344
                                                                                                                     ---------------
         COMMERCIAL SERVICES & SUPPLIES 0.0%
   e,j,k Goss Holdings Inc., B .............................................    United States           211,174                  --
 e,j,k,l VS Holdings Inc. ..................................................    United States         1,685,375                  --
                                                                                                                     ---------------
                                                                                                                                 --
                                                                                                                     ---------------
         TELECOMMUNICATION SERVICES 0.0% i
         Sprint Nextel Corp ................................................    United States           163,094           1,159,598
                                                                                                                     ---------------
         TOTAL COMMON STOCKS (COST $29,553,602) ............................                                              1,203,942
                                                                                                                     ---------------
         CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 1.1%
         UTILITIES 1.1%
         CMS Energy Trust I, 7.75%, cvt. pfd ...............................    United States           530,000          26,632,500
                                                                                                                     ---------------


8 | Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                      COUNTRY            SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    PREFERRED STOCKS 1.0%
    FINANCE 1.0%
    FHLMC, 8.375%, pfd .....................................................    United States           551,900      $   14,211,425
    FNMA, 8.25%, pfd .......................................................    United States           393,000          10,060,800
                                                                                                                     ---------------
    TOTAL PREFERRED STOCKS (COST $23,622,500) ..............................                                             24,272,225
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS (COST $2,632,451,482) ......................                                          2,365,911,713
                                                                                                                     ---------------
    SHORT TERM INVESTMENT (COST $68,947,732) 2.8%
    MONEY MARKET FUND 2.8%

  m Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.13% ...    United States        68,947,732          68,947,732
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $2,701,399,214) 98.8% ..........................                                          2,434,859,445
    OTHER ASSETS, LESS LIABILITIES 1.2% ....................................                                             29,835,965
                                                                                                                     ---------------
    NET ASSETS 100.0% ......................................................                                         $2,464,695,410
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC   - Federal Home Loan Mortgage Corp.
FNMA    - Federal National Mortgage Association
FRN     - Floating Rate Note
L/C     - Letter of Credit
PIK     - Payment-In-Kind

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c A portion or all of the security purchased on a delayed delivery basis.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 29, 2008, the aggregate value of these securities was $304,890,750, representing 12.37% of net assets.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2008, the aggregate value of these securities was $929,079, representing 0.04% of net assets.

f Defaulted security.

g Income may be received in additional securities and/or cash.

h See Note 6 regarding other considerations.

i Rounds to less than 0.1% of net assets.

j See Note 4 regarding restricted securities.

k Non-income producing for the twelve months ended February 29, 2008.

l See Note 5 regarding holdings of 5% voting securities.

m The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the


10 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2. SECURITY VALUATION (CONTINUED)

time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 2,704,088,100
                                                                ================

Unrealized appreciation .....................................   $    32,872,189
Unrealized depreciation .....................................      (302,100,844)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $  (269,228,655)
                                                                ================

4. RESTRICTED SECURITIES

At February 29, 2008, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                            ACQUISITION
  SHARES      ISSUER                                                           DATES          COST        VALUE
-------------------------------------------------------------------------------------------------------------------
 4,853,892   Cambridge Industries Liquidating Trust Interest ............      1/09/02    $        --   $   36,404
   211,174 a Goss Holdings Inc. .........................................     11/17/99        422,348           --
 1,685,375   VS Holdings Inc. ...........................................     12/06/01      1,685,375           --
                                                                                                        -----------
             TOTAL RESTRICTED SECURITIES (0.00% b of Net Assets) ....................................   $   36,404
                                                                                                        ===========

a The Fund also invests in unrestricted securities of the issuer, valued at $0 as of February 29, 2008.

b Rounds to less than 0.01% of net assets.


                                         Quarterly Statement of Investments | 11

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended February 29, 2008, were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF                              NUMBER OF
                                          SHARES HELD                            SHARES HELD     VALUE                   REALIZED
                                         AT BEGINNING     GROSS       GROSS         AT END      AT END    INVESTMENT     CAPITAL
NAME OF ISSUER                              OF YEAR     ADDITIONS   REDUCTIONS    OF PERIOD    OF PERIOD    INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. ..............      793,966          --           --        793,966    $   7,940    $   --         $    --
VS Holdings Inc. .....................    1,685,375          --           --      1,685,375           --        --              --
                                                                                               ------------------------------------
TOTAL AFFILIATED SECURITIES
   (0.00% a of Net Assets) .................................................................   $   7,940    $   --         $    --
                                                                                               ====================================

a Rounds to less than 0.01% of net assets.

6. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager may have discussions with issuers and underwriters that could cause the Investment Manager to be in the possession of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

7. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information regarding the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


12 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  April  25, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  April 25, 2008












                                Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/25/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration










I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

4/25/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer